Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Company Issued and Publicly Sold Unsecured Senior Notes
The Company issued and publicly sold unsecured senior notes,
and
the detail of the tranches are shown as flow:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2017 Notes	November 28, 2012	750	November 28, 2017	2.36%*
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%
2018 Notes	August 6, 2013	1,000	August 6, 2018	3.39%*
2019 Notes	June 9, 2014	1,000	June 9, 2019	3.00%*
2020 Notes	June 30, 2015	750	June 30, 2020	3.13%
2025 Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%
2027 Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	850	May 14, 2024	4.51%/ 4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%

*	2017 Notes, 2018 Notes and 2019 Notes were fully repaid when they became due.

Principal Amount and Unamortized Discount and Debt Issuance Costs
The principal amount and unamortized discount and debt issuance costs as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Principal amount	49,867	43,519	6,251
Unamortized discount and debt issuance costs	(261)	(210)	(30)

	49,606	43,309	6,221

Long Term Loans Principal Repayments
The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts
(
including the notes payable and loans payable (Note

10
) but excluding convertible notes (Note 12
)
)
, in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31, 2020	5,987	860
2021	7,902	1,135
2022	11,487	1,650
2023	6,962	1,000
2024	5,918	850
Thereafter	13,924	2,000